Loans to Group Companies - Summary of Loans to Group Companies (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of Loans to Subsidiaries Joint Ventures and Associates [Line items]
Beginning balance	€ 2,487	[1]	€ 2,690
Additions / (repayments)	(1,194)		(333)
Other changes	45		131
Ending balance	1,337		2,487	[1]
Current	957		2,427
Non-current	€ 380		€ 60

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies in the consolidated notes for details about this change.